SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)
24.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2012	2012	2013	2013

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,617	$1,554	$1,370	$1,418
Total interest expense	372	365	331	339

Net interest income	1,245	1,189	1,039	1,079
Provision for (recovery of) loan losses	(24)	(25)	(24)	5

Net interest income after provision for (recovery of) loan losses	1,269	1,214	1,063	1,074

Total noninterest income	130	225	74	144
Total noninterest expense	933	913	868	857

Income before income taxes	466	526	269	361
Income taxes	81	201	130	130

Net income	$385	$325	$139	$231

Per share data:
Net income
Basic	$0.19	$0.16	$0.07	$0.10
Diluted	0.19	0.16	0.07	0.10
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

	Three Months Ended
	September 2011	December 2011	March 2012	June 2012

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,867	$1,643	$1,748	$1,795
Total interest expense	407	369	385	383

Net interest income	1,460	1,274	1,363	1,412
Provision for (recovery of) loan losses	(19)	(20)	(11)	(54)

Net interest income after provision for (recovery of) loan losses	1,479	1,294	1,374	1,466

Total noninterest income	101	18	101	129
Total noninterest expense	977	882	878	921

Income before income taxes	603	430	597	674
Income taxes	193	226	215	268

Net income	$410	$204	$382	$406

Per share data:
Net income
Basic	$0.20	$0.10	$0.19	$0.19
Diluted	0.20	0.10	0.19	0.19
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.'s common stock is traded on the Nasdaq Global Market SM under the symbol "WVFC".

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2013	$13.63	$10.25	$0.04
March 2013	11.00	8.48	0.04
December 2012	8.98	6.76	0.04
September 2012	8.86	6.82	0.04

June 2012	$8.42	$6.63	$0.04
March 2012	9.00	8.10	0.04
December 2011	10.51	8.03	0.04
September 2011	9.95	8.37	0.04

There were seven Nasdaq Market Makers in the Company's common stock as of June 30, 2013: Knight Execution & Clearing Services, LLC; UBS Securities LLC; Stifel Nicolaus & Co.; Credit Suisse Securities USA; Automated Trading Desk; Citadel Deriviatives Group LLC.; and Susquehanna Capital Securities.

According to the records of the Company's transfer agent, there were approximately 514 shareholders of record at August 30, 2013. This does not include any persons or entities who hold their stock in nominee or "street name" through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company's financial condition, statutory and regulatory restrictions, general economic condition and other factors.